Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
March 1, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
Schwab S&P 500 Index Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Schwab Premier Equity Fund
Schwab Large-Cap Growth Fund
Schwab Core Equity Fund
Schwab International Core Equity Fund
Schwab Dividend Equity Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Balanced Fund
Laudus Small-Cap MarketMasters Fund — Investor Shares
Laudus Small-Cap MarketMasters Fund — Select Shares
Laudus International MarketMasters Fund — Investor Shares
Laudus International MarketMasters Fund — Select Shares
Schwab MarketTrack All Equity Portfolio — Investor Shares
Schwab MarketTrack Growth Portfolio — P Shares
Schwab MarketTrack Growth Portfolio — Investor Shares
Schwab MarketTrack Balanced Portfolio — Investor Shares
Schwab MarketTrack Conservative Portfolio -Investor Shares
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Target 2015 Fund
Schwab Target 2025 Fund
Schwab Target 2035 Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small-Mid Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental Emerging Markets Index Fund
Schwab Fundamental International Small-Mid Company Index Fund
Post-Effective Amendment No. 103
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated February 28, 2010, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from each prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,

/s/ Audra Mai
Audra Mai
Corporate Counsel
Charles Schwab Investment Management, Inc.